Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements
3.	Fair Value Measurements

The following tables summarize the Company’s financial assets measured at fair value on a recurring basis by level within the fair value hierarchy:

	September 30, 2019
	Fair Value Hierarchy	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Market Value
	(In thousands)
Money market funds	Level 1	$76,549	$—	$—	$76,549
U.S. government treasury securities	Level 1	299,336	242	(16)	299,562
Corporate bonds	Level 2	5,025	—	—	5,025

Total cash equivalents and marketable securities		$380,910	$242	$(16)	$381,136

	December 31, 2018
	Fair Value Hierarchy	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Market Value
	(In thousands)
Money market funds	Level 1	$65,222	$—	$—	$65,222
U.S. government treasury securities	Level 1	224,980	3	(45)	224,938

Total cash equivalents and marketable securities		$290,202	$3	$(45)	$290,160

The Company’s Level 2 securities are valued using third-party pricing sources. The pricing services utilize industry standard valuation models for which all significant inputs are observable. There were no transfers between levels of the fair value hierarchy during the three and nine months ended September 30, 2019. The Company classifies marketable securities available to fund current operations as current assets. As of September 30, 2019, the remaining contractual maturities of $349.3 million investments were less than one year and $31.8 million investments were after one year through two years.

3.	Fair Value Measurements

The following tables summarize the Company’s financial assets measured at fair value on a recurring basis by level within the fair value hierarchy:

	December 31, 2018
	Fair Value Hierarchy	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Market Value
	(In thousands)
Money market funds	Level 1	$65,222	$—	$—	$65,222
U.S. government treasury securities	Level 1	224,980	3	(45)	224,938

Total cash equivalents and marketable securities		$290,202	$3	$(45)	$290,160

	December 31, 2017
	Fair Value Hierarchy	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Market Value
	(In thousands)
Money market funds	Level 1	$27,201	$—	$—	$27,201

Total cash equivalents and marketable securities		$27,201	$—	$—	$27,201

As of December 31, 2018, the remaining maturities of all investments were less than one year.